Borrowings and derivative financial instrument	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Borrowings and derivative financial instrument	28. Borrowings and derivative financial instrument

Significant accounting judgements and estimates
Borrowings
Expected future cash flows used to determine the carrying amount of the Burnstone Debt are inherently uncertain and could materially change over time. They are significantly affected by a number of factors including reserves and production estimates, together with economic factors such as the expected commodity price, foreign currency exchange rates, and estimates of production costs, future capital expenditure and discount rates, and ultimately the timing and amount of capital and interest that are expected to be repaid, as well as the timing and repayment on Sibanye-Stillwater funding provided to date.
Derivative financial instrument
Gains and losses on the derivative financial instrument are attributable to changes in various valuation inputs, including the movement in the Company's share price, change in US dollar/rand exchange rate, the volatility of the Company's shares, the Company's credit risk spreads, and the market value of the US$ Convertible Bond. Although many inputs into the valuation are observable, the valuation method separates the fair value of the derivative from the quoted fair value of the US$ Convertible Bond by adjusting certain observable inputs.
These adjustments require the application of judgement and certain estimates. Changes in the relevant inputs impact the fair value gains and losses recognised.
Accounting policy
Borrowings
Borrowings are non-derivative financial liabilities categorised as other financial liabilities. Borrowings are recognised initially at fair value, net of transaction costs incurred, where applicable and subsequently measured at amortised cost using the effective interest method.
Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date. For borrowings that can be settled in shares, the Group disregards conversion options that are recognised as equity when assessing the host liability's classification as current or non-current.
Derivative financial instruments
Derivatives are initially recognised at fair value that is determined by using appropriate option pricing methodologies. Any directly attributable transaction costs are recognised in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes are recognised in profit or loss.
For assets and liabilities that are recognised at fair value in the financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the fair value hierarchy by re-assessing categorisation (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Figures in million – SA rand	Note	2024	2023	2022
Borrowings		41,687	36,618	22,728
Derivative financial instrument	28.5	—	3,810	—
Balance at end of the year		41,687	40,428	22,728
Current portion of borrowings and derivative financial instrument		(552)	(15,482)	(122)
Non-current portion of borrowings and derivative financial instrument		41,135	24,946	22,606
Borrowings

Figures in million – SA rand	Notes	2024	2023	2022
US$1 billion RCF	28.1	—	—	—
R5.5 billion RCF	28.2	—	4,000	—
R6.5 billion RCF	28.3	3,000	—	—
2026 and 2029 Notes	28.4	22,354	22,042	20,140
US$ Convertible Bond	28.5	7,921	7,538	—
Burnstone Debt	28.6	2,260	2,991	2,540
Keliber loan facilities	28.7	5,724	—	—
Other borrowings	28.8	424	40	42
Franco-Nevada liability		4	3	2
Stillwater Convertible Debentures		—	4	4
Total borrowings		41,687	36,618	22,728
Reconciliation of the non-current and current portion of the borrowings:
Borrowings		41,687	36,618	22,728
Current portion of borrowings		(552)	(11,672)	(122)
Non-current portion of borrowings		41,135	24,946	22,606
The current portion of borrowings will be repaid out of operational cash flows or it will be refinanced by utilising available Group facilities.
Included in the current portion of borrowings at 31 December 2023 is the US$ Convertible Bond, which was subject to approval by a general meeting of Sibanye-Stillwater shareholders to be convertible into ordinary shares of Sibanye-Stillwater. Following the shareholder approval in 2024, the bond component of the US$ Convertible Bond was reclassified to non-current and the derivative component derecognised (see note 28.5).
The roll forward of borrowings in the current year is as follows:

Figures in million - SA rand	Notes	2024	2023	2022
Balance at beginning of the year		36,618	22,728	20,298
Borrowings acquired on acquisition of subsidiary	16	84	6	39
Loans raised[1]		8,278	12,758	8,000
Loans repaid		(3,335)	(1,323)	(8,003)
Unwinding of loans recognised at amortised cost	5.2	688	359	216
Accrued interest[2]	5.2	1,946	1,192	1,046
Accrued interest paid		(1,947)	(1,175)	(1,061)
Borrowing costs capitalised		64	—	—
(Gain)/loss on the revised cash flow of the Burnstone Debt	28.6	(1,053)	(32)	776
Loss on foreign exchange differences and foreign currency translation		344	2,105	1,417
Balance at end of the year		41,687	36,618	22,728
1Total loans raised per the statement of cash flows for the year ended 31 December 2023 included the initial recognition of the derivative element of the US$ Convertible
Bond of R1,673 million (see note 28.5)
2Relates to the 2022 and 2025 Notes, 2026 and 2029 Notes, US$ Convertible Bond and the RCFs
28.1 US$1 billion RCF
Sibanye-Stillwater concluded the refinancing of its undrawn US$600 million RCF on 6 April 2023. The facility will be used in financing of the
Group's ongoing capital expenditure, working capital and general corporate expenditure requirements, which may include the financing of future acquisitions or business combinations. The RCF is linked to a Secured Overnight Financing Rate (SOFR), which is a recently effective interest rate published as part of the interbank offered rate (IBOR) reform initiative.
Terms of the US$1 billion RCF

Facility:	US$1 billion
Interest rate:	Linked term SOFR
Interest rate margin:	1.60% if net debt to adjusted EBITDA is equal to or less than 1.0x
1.80% if net debt to adjusted EBITDA is greater than 1.0x and less than or equal to 2.0x
2.00% if net debt to adjusted EBITDA is greater than 2.0x and less than or equal to 3.0x
2.20% if net debt to adjusted EBITDA is greater than 3.0x
Term of facility:
Three years, subject to two optional one-year extensions depending on lenders' approval. During April 2025, all facility lenders approved the second extension with the facility now maturing on 6 April 2028

Borrowers:	The Company, SGL, Stillwater, Kroondal, SRPM, EPL, WPL and Sandouville
Security and/or guarantors:	The facility is unsecured and guaranteed by the Company, SGL, Stillwater, Kroondal, SRPM, EPL, WPL, Sandouville, Keliber Technology Oy and Keliber

Figures in million – SA rand	2024	2023	2022
Balance at beginning of the year	—	—	—
Loans raised	—	—	—
Loans repaid	—	—	—
Accrued interest[1]	185	73	—
Accrued interest paid	(185)	(73)	—
Loss on foreign exchange differences	—	—	—
Balance at end of the year	—	—	—
Current portion of balance	—	—	—
Non-current portion of balance	—	—	—
1Includes commitment fees
28.2 R5.5 billion RCF
Sibanye-Stillwater refinanced its R6.0 billion RCF, which matured on 15 November 2019, by entering into a new R5.5 billion RCF on 25
October 2019 and drawing under the new RCF on 11 November 2019. The purpose of the facility was to refinance facilities, finance ongoing capital expenditure and general corporate expenditure requirements. This facility was refinanced by the Group through a new
R6 billion RCF (see note 28.3).

Terms of the R5.5 billion RCF
Facility:	R5.5 billion
Interest rate:	JIBAR
Interest rate margin:	2.4% if net debt to adjusted EBITDA is equal to or less than 2.0x
2.6% if net debt to adjusted EBITDA is greater than 2.0x
Term of facility:
Three years, subject to two optional one-year extensions depending on lenders' approval. All facility lenders have approved the first and second extension with the loan facility matured on 11 November 2024.

Borrowers:	The Company, SGL, Kroondal, SRPM, EPL and WPL
Security and/or guarantors:	The facility is unsecured and guaranteed by the Company, SGL, Stillwater, Kroondal, SRPM, EPL and WPL

Figures in million –SA rand	Note	2024	2023	2022
Balance at beginning of the year		4,000	—	—
Loans raised		—	5,000	8,000
Loans repaid		—	(1,000)	(8,000)
Accrued interest[1]		319	125	155
Accrued interest paid		(319)	(125)	(155)
Inter bank transfer	28.3	(4,000)	—	—
Balance at end of the year		—	4,000	—
Current portion of balance		—	(4,000)	—
Non-current portion of balance		—	—	—
1Includes commitment fees
28.3 R6.5 billion RCF
Sibanye-Stillwater refinanced its R5.5 billion RCF on 16 August 2024, which was to mature on 11 November 2024, by entering into a new
R6 billion RCF including an option for Sibanye-Stillwater to increase the RCF by a further R1 billion during the term through inclusion of additional lenders. The Group executed a R500 million increase in the facility on 6 December 2024. The purpose of the facility is to refinance facilities, finance ongoing capital expenditure and general corporate expenditure requirements.
Terms of the R6.5 billion RCF

Facility:	R6.5 billion
Interest rate:	JIBAR[1]
Interest rate margin:	2.2% if net debt to adjusted EBITDA is equal to or less than 1.0x
2.4% if net debt to adjusted EBITDA is greater than 1.0x but less than or equal to 2.0x
2.6% if net debt to adjusted EBITDA is greater than 2.0x but less than or equal to 3.0x
2.8% if net debt to adjusted EBITDA is greater than 3.0x
Term of facility:	Three years, subject to two optional one-year extensions depending on lenders' approval
Borrowers:	The Company, SGL, Kroondal, SRPM, EPL and WPL
Security and/or guarantors:	The facility is unsecured and guaranteed by the Company, SGL, Stillwater, Kroondal, SRPM, EPL, WPL, Keliber and Keliber Technology Oy
1The facility will transfer to a newly published interest rate in accordance with IBOR reform amendments prior to the date on which the JIBAR will no longer be available for use

Figures in million – SA rand	Note	2024	2023	2022
Balance at beginning of the year		—	—	—
Inter bank transfer	28.2	4,000	—	—
Loans raised		1,000	—	—
Loans repaid		(2,000)	—	—
Accrued interest[1]		97	—	—
Accrued interest paid		(97)	—	—
Balance at end of the year		3,000	—	—
Current portion of balance		—	—	—
Non-current portion of balance		3,000	—	—
1Includes commitment fees
28.4 2026 and 2029 Notes
On 16 November 2021 the Group completed a two-tranche corporate bond offering 4.0% Notes (US$675 million) due 16 November 2026
(the 2026 Notes) and 4.5% Notes (US$525 million) due 16 November 2029 (the 2029 Notes) (together the 2026 and 2029 Notes). The proceeds were applied towards the redemption of the 2025 Notes and will also be applied for general corporate purposes, including advancing the Group’s green metals strategy through investments and accretive acquisitions. The bonds were issued through the Group's wholly-owned subsidiary Stillwater.
Terms of the 2026 and 2029 Notes

Facility:	US$675 million 4.0% Senior Notes due 2026
US$525 million 4.5% Senior Notes due 2029
Interest rate:	2026 Notes: 4.0%
2029 Notes: 4.5%
Term of the Notes:	2026 Notes: Five years
2029 Notes: Eight years
Issuer:	Stillwater
Guarantors:
Each of the Notes are fully and unconditionally guaranteed, jointly and severally by the Guarantors (the
Company, SGL, Kroondal, SRPM, EPL, WPL, Sandouville, Keliber Technology Oy and Keliber). The guarantees rank equally in right of payment to all existing and future senior debt of the Guarantors.

Figures in million – SA rand	2024	2023	2022
Balance at beginning of the year	22,042	20,140	18,785
Interest charge	928	932	829
Unwinding of amortised cost	98	80	68
Accrued interest paid	(932)	(951)	(844)
Loss on foreign exchange differences	218	1,841	1,302
Balance at end of the year	22,354	22,042	20,140
Current portion of balance	(118)	(116)	(107)
Non-current portion of balance	22,236	21,926	20,033
28.5 US$ Convertible Bond
Sibanye-Stillwater (through its wholly-owned subsidiary Stillwater) launched an offering of US$500 million senior, unsecured, guaranteed bonds, due in November 2028 and subject to the receipt of the requisite approval by a general meeting of the shareholders of Sibanye-
Stillwater, will be convertible into new and/or existing Sibanye-Stillwater ordinary shares (Convertible Bonds). Prior to, and/or absent of such approval, holders of the Convertible Bonds would, on conversion, receive a cash amount equal to the value of the underlying ordinary shares. The proceeds of the bonds will be applied to the advancement of the Group's growth strategy including the funding of future acquisitions, whilst preserving the current balance sheet for funding existing operations and projects through a lower commodity price environment.
Terms of the US$500 million Convertible Bond

Issue size:	US$500 million
Coupon:	4.25%
Maturity date:	28 November 2028 (five years)
Conversion premium:	32.5%
Reference share price:
US$1.0088 (R18.55), being the volume weighted average price of Sibanye-Stillwater's shares listed on the JSE
Limited between opening of trading and close of trading on 21 November 2023, converted into US$ at
R18.388/US$

Initial conversion price:	US$1.3367
Issuer:	Stillwater
Guarantors:	The Company, SGL, Kroondal, SRPM, EPL, WPL
The US$ Convertible Bond consisted of two components. The option component was recognised as a derivative financial instrument
(financial liability), measured at fair value, with changes in fair value recognised in profit or loss. The non-derivative host instrument (i.e.
bond component) was recognised as a financial liability measured at amortised cost using the effective interest method. On 28 May 2024,
Sibanye-Stillwater shareholder approval was obtained for the US$ Convertible Bond to be convertible into ordinary shares of the Company at the option of the holders. The share conversion start date was 28 June 2024, with the last day that cash conversion could be requested being 26 June 2024. The derivative element was transferred to equity on 26 June 2024 as a result of the removal of the cash conversion option. At 31 December 2023, the bond component and derivative financial instrument was fully classified as current liabilities while shareholder approval for the conversion option remained outstanding. Upon removal of the cash conversion option, the bond component was reclassified as a non-current liability.
Convertible bond at amortised cost

Figures in million – SA rand	2024	2023	2022
Balance at beginning of the year	7,538	—	—
Loans raised	—	7,455	—
Interest charge	389	36	—
Interest paid	(385)	—	—
Unwinding of amortised cost	298	27	—
Loss on foreign exchange differences	81	20	—
Balance at end of the year	7,921	7,538	—
Current portion of balance	(37)	(7,538)	—
Non-current portion of balance	7,884	—	—
Derivative financial instrument

Figures in million – SA rand	Note	2024	2023	2022
Balance at beginning of the year		3,810	—	—
Initial recognition of derivative instrument		—	1,673	—
Transfer to equity		(2,009)	—	—
(Gain)/loss on financial instruments[1]	7	(1,733)	2,136	—
Loss on foreign exchange differences		(68)	1	—
Balance at end of the year		—	3,810	—
Current portion of balance		—	(3,810)	—
Non-current portion of balance		—	—	—
1The fair value gain for 2024 on the derivative financial instrument is mainly due to a decrease in the Sibanye-Stillwater share price since the previous reporting date
28.6 Burnstone Debt
Sibanye Gold Eastern Operations (SGEO) has bank debt of US$178 million (the Burnstone Debt) outstanding as part of the net assets acquired on 1 July 2014.
Terms of the Burnstone Debt

Facility:	A1: US$0.2 million
A2: US$7.8 million
A3: US$51.0 million
A4: US$119.1 million
Interest rate:	A1 and A2: Interest free
A3 and A4: Interest free until 1 July 2017, then at term Secured Overnight Financing Rate (SOFR)
Interest rate margin:	A3 and A4: 4% from 1 July 2017
Term of loan:	No fixed term
Repayment period:	A1: Repaid on 1 July 2014

A2: From 1 July 2017 the first 50% of Burnstone’s free cash flow (as defined in the settlement agreement) will be used to repay the intercompany Wits Gold Shareholder Loan and the balance of 50% to repay A2.

A3 and A4: On settlement of A2, 90% of Burnstone’s free cash flow will be used to repay the intercompany Wits
Gold Shareholder Loan and the balance of 10% to repay the Burnstone Debt. On settlement of the intercompany Wits Gold Shareholder Loan and interest, 30% of Burnstone’s free cash flow will be used to repay the Burnstone Debt and the balance will be distributed to Wits Gold.

The Bank Lenders will continue to participate in 10% of Burnstone’s free cash flow after the Burnstone Debt has been repaid in full to a maximum amount of US$63.0 million under a revenue participation agreement.

Security:
The Burnstone Debt is fully secured against the assets of Burnstone (of R2.0 billion) and there is no recourse to the
Group. The security package includes a cession over the bank accounts, insurance policies’ proceeds, special and general notarial bonds over movable assets and mortgage bonds over property. Wits Gold has ceded and pledged its shares in K2013 (a dormant entity) and K2013 has ceded and pledged it shares in SGEO in favour of the lenders of the Burnstone Debt.

Figures in million – SA rand	Note	2024	2023	2022
Balance at beginning of the year		2,991	2,540	1,507
Unwinding of amortised cost		284	252	148
(Gain)/loss on revised estimated cash flows[1]	7	(1,053)	(32)	776
Loss on foreign exchange differences		38	231	109
Balance at end of the year		2,260	2,991	2,540
Current portion of balance		—	—	—
Non-current portion of balance		2,260	2,991	2,540
1.At 31 December 2024, the expected free cash flows expected to repay the loan as detailed above were revised as a result of revised cash flows over the life-of-mine plan due to a change in the allocation between SGL and the financial institutions in terms of the shareholder loan agreement and the term loan agreement. The cash flows over the life of mine were also revised due to:
•Revised forecast costs and capital expenditure, and
•Revised weighted average gold prices 2024: R1,189,493/kg (2023: R1,012,625/kg and 2022: R793,473/kg) and long term exchange rates 2024: R18.00/US$ (2023: R18.50/
US$ and 2022: R15.50/US$) based on a LOM of 25 years. A2 is discounted using a 5.9% discount rate and A3 and A4 is discounted at 9.5%
•In line with the Group's Capital Allocation Framework, the Burnstone project is delayed and is expected to ramp-up again during 2025. The additional costs during the delay and the deferral of mine ramp-up has resulted in a decrease in the expected future net cash flows from Burnstone, offsetting the impact of the increase in the weighted average gold price
28.7 Keliber loan facilities
Sibanye-Stillwater executed a EUR500 million green loan financing facility (Green loan) for the Keliber lithium project, through the Group's subsidiary, Keliber Technology Oy. The Green loan secures capital expenditure funding required for the construction and development
Keliber's lithium mining, processing and refining facilities. The Green loan is a distinctive credit facility, comprising a bank financed
EUR250 million export credit agency (ECA) guaranteed tranche, a EUR150 million tranche provided by the European Investment Bank (EIB)
and a EUR100 million syndicated commercial bank tranche.
Terms of the EUR250 million ECA facility

Facility:	EUR250 million
Interest rate:	EURIBOR
Interest rate margin:	1.30%
Term of facility:	Seven years, with final payment on 20 August 2031
Borrowers:	Keliber Technology Oy
Security and/or guarantors:	The facility is unsecured and guaranteed by the Company, SGL, Stillwater, Kroondal, SRPM, EPL, WPL, Keliber and Sandouville
Terms of the EUR150 million EIB facility

Facility:	EUR150 million
Interest rate:	EURIBOR
Interest rate margin:	2.05%
Term of facility:	Eight years, with final payment on 20 August 2032
Borrowers:	Keliber Technology Oy
Security and/or guarantors:	The facility is unsecured and guaranteed by the Company, SGL, Stillwater, Kroondal, SRPM, EPL, WPL, Keliber and Sandouville
Terms of the EUR100 million commercial bank facility

Facility:	EUR100 million
Interest rate:	EURIBOR
Interest rate margin:	2.1% if net debt to adjusted EBITDA is less than 2.5x
2.3% if net debt to adjusted EBITDA is greater than 2.5x but less than or equal to 3.0x
2.5% if net debt to adjusted EBITDA is greater than 3.0x
Term of facility:	Seven years, with final payment on 20 August 2031
Borrowers:	Keliber Technology Oy
Security and/or guarantors:	The facility is unsecured and guaranteed by the Company, SGL, Stillwater, Kroondal, SRPM, EPL, WPL, Keliber and Sandouville

Figures in million – SA rand	2024	2023	2022
Balance at beginning of the year	—	—	—
Loans raised[1]	5,618	—	—
Unwinding of amortised cost	8	—	—
Accrued interest	64	—	—
Loss on foreign exchange differences	34	—	—
Balance at end of the year	5,724	—	—
Current portion of balance	(66)	—	—
Non-current portion of balance	5,658	—	—
1The loans raised during the year is made up of EUR142 million, EUR89 million and EUR59 million drawn on the EUR250 million ECA facility, EUR150 million EIB facility and the
EUR100 million commercial bank facility, respectively
28.8 Other borrowings
Short-term credit facilities and other borrowings
Sibanye-Stillwater has committed and uncommitted short term loan facilities with various banks to fund capital expenditure, general corporate expenses as well as provide financing flexibility at its operations. These facilities have no fixed terms, are short-term in nature and interest rates are market related. Other borrowings also include borrowings acquired on and after acquisition of Sandouville, Keliber,
Century and Reldan.

Figures in million – SA rand	Note	2024	2023	2022
Balance at beginning of the year		40	42	—
Loans raised		1,660	303	—
Loans repaid		(1,335)	(323)	(3)
Accrued interest		28	6	—
Accrued interest paid		(29)	(6)	—
Borrowings acquired on acquisition of subsidiary	16.1	84	6	39
Loss/(gain) on foreign exchange differences		(24)	12	6
Balance at end of the year		424	40	42
Current portion of balance		(328)	(11)	(8)
Non-current portion of balance		96	29	34
28.9 Fair value of financial instruments and risk management
Fair value of borrowings
The carrying amounts of variable interest rate borrowings approximates fair value as the interest rates charged are considered market related. The fair value of fixed interest rate borrowings was determined through reference to ruling market prices and interest rates.
The table below shows the fair value and carrying amount of financial instruments where the carrying amount does not approximate fair value:

	Carrying value	Fair value
Figures in million - SA rand		Level 1	Level 2	Level 3
31 December 2024
2026 and 2029 Notes[1]	22,354	20,327	—	—
Burnstone Debt[2]	2,260	—	—	2,235
US$ Convertible Bond[3]	7,921	8,734	—	—
Total	32,535	29,061	—	2,235
31 December 2023
2026 and 2029 Notes[1]	22,042	18,949	—	—
Burnstone Debt[2]	2,991	—	—	2,509
US$ Convertible Bond[3]	7,538	—	7,471	—
Total	32,571	18,949	7,471	2,509
31 December 2022
2022 and 2025 Notes[1]	20,140	17,379	—	—
Burnstone Debt[2]	2,540	—	—	2,245
Total	22,680	17,379	—	2,245
1The fair value is based on the quoted market prices of the notes
2The fair value of the Burnstone Debt is derived from discounted cash flow models. These models use several key assumptions, including estimates of future sales volumes, gold prices, operating costs, capital expenditure and discount rate. See note 28.6 for the key assumptions used, except for the discount rate applied in the fair value disclosure above of 9.55% (2023: 10.74%,  2022: 10.52%), which was adjusted to a market-related rate. The fair value estimate is sensitive to changes in the key assumptions, for example, increases in the market related discount rate would decrease the fair value if all other inputs remain unchanged. The extent of the fair value changes would depend on how inputs change in relation to each other
3The fair value at 31 December 2024 represents the quoted price of the US$ Convertible Bond. The fair value of the amortised cost component amounts to R8,231 million
(level 2) at 31 December 2024 and is calculated by deducting the fair value of the share conversion option from the quoted price. Following the transfer of the derivative component to equity (see note 28.5), it is no longer remeasured to fair value through profit or loss. The fair value at 31 December 2023 represents the fair value of the amortised cost component of the US$ Convertible Bond, which was calculated based on the quoted price of the instrument after separating the fair value of the derivative component
Liquidity risk
The Group's liquidity risk management and maturity analysis of financial liabilities are disclosed in note 36.2.
Market risk
Foreign currency sensitivity
Certain of the Group’s foreign currency borrowing facilities are repayable by companies with SA rand as their functional currency, therefore some of the Group’s borrowings are sensitive to changes in the rand/US dollar exchange rate. The Group is also exposed to foreign currency risk on intercompany loans denominated in USD, EUR and AUD to the extent that foreign exchange differences are recognised in profit or loss. A one percentage point change in the SA rand closing exchange rate of R18.76/US$ (2023: R18.57/US$ and
2022: R17.03/US$), R19.53/€ (2023: R20.53/€, 2022: R18.22/€) and R11.67/A$ (2023: R12.66/A$) would have changed the profit/loss before tax by R13 million (2023: R25 million and 2022: R31 million).
Interest rate sensitivity
As at 31 December 2024, the Group’s total borrowings amounted to R41,687 million (2023: R36,618 million and 2022: R22,728 million). The
Group generally does not undertake any specific action to cover its exposure to interest rate risk, although it may do so in specific circumstances.
The portion of Sibanye-Stillwater’s interest-bearing borrowings at period end that is exposed to interest rate fluctuations is R10,898 million
(2023: R6,873 million and 2022: R2,424 million). This debt is normally rolled for periods between one and three months and is therefore exposed to the rate changes in this period. See the Group's exposure to interest rate changes presented further in this note.
The Burnstone debt and the R6.5 billion RCF are affected by the amendments to IFRS 9 relating to interest rate benchmark reform, in particular the replacement of IBORs, which came into effect on 1 January 2021. However, the R6.5 billion RCF is linked to JIBAR and is only expected to be impacted by the IBOR reform at a later stage. Any impact thereof can only be considered when this occurs since it is unknown if the RCF will be drawn down at that stage. The Burnstone debt was linked to a US LIBOR at 31 December 2023 and on 1 March
2024, the Group transitioned the Burnstone debt to a term SOFR (consistent with the US$1 billion RCF). Management performed an assessment on the transition of the Burnstone debt to the new interest rate and there was no material impact on the Group.
The table below summarises the effect of a change in finance expense on the Group’s profit/loss before tax had JIBAR, term SOFR, EURIBOR or LIBOR (up to 2023) differed as indicated. The analysis is based on the assumption that the applicable interest rate increased/decreased with all other variables remaining constant. All financial instruments with fixed interest rates that are carried at amortised cost are not subject to the interest rate sensitivity analysis.
Interest rate sensitivity analysis

	Change in interest expenses for a change in interest rate[1]
Figures in million - SA rand	(1.5)%	(1.0)%	(0.5)%	0.5%	1.0%	1.5%
31 December 2024
- JIBAR	(45)	(30)	(15)	15	30	45
- Term SOFR	(33)	(22)	(11)	11	22	33
- EURIBOR	(86)	(57)	(29)	29	57	86
Change in finance expense	(164)	(109)	(55)	55	109	164
31 December 2023
- JIBAR	(60)	(40)	(20)	20	40	60
- LIBOR	(43)	(29)	(14)	14	29	43
Change in finance expense	(103)	(69)	(34)	34	69	103
31 December 2022
- JIBAR	—	—	—	—	—	—
- LIBOR	36	24	12	(12)	(24)	(36)
Change in finance expense	36	24	12	(12)	(24)	(36)
1Interest rate sensitivity analysis is performed on the borrowings balance at 31 December
The exposure to interest rate changes and the contractual repricing dates
The exposure of the Group’s borrowings to interest rate changes and the contractual repricing dates at the reporting dates is as follows:

Figures in million - SA rand	2024	2023	2022
Floating rate with exposure to change in JIBAR	3,000	4,000	—
Floating rate with exposure to change in term SOFR	2,174	—	—
Floating rate with exposure to change in LIBOR	—	2,873	2,424
Floating rate with exposure to change in EURIBOR	5,724	—	—
Non-current borrowings exposed to interest rate changes	10,898	6,873	2,424
The Group has the following undrawn borrowing facilities:
Committed	26,743	20,755	16,403
Uncommitted	2,933	3,274	2,427
Total undrawn facilities	29,676	24,029	18,830
All of the above facilities have floating rates. The undrawn committed facilities have the following expiry dates:
- within one year	685	2,185	10,903
- later than one year and not later than two years	—	—	5,500
- later than two years and not later than three years	22,260	18,570	—
- later than three years	3,798	—	—
Total undrawn committed facilities	26,743	20,755	16,403
28.10 Capital management
The Group’s primary objective with regards to managing its capital is to ensure that there is sufficient capital available to support the funding requirements of the Group, including capital expenditure, in a way that: optimises the cost of capital; maximises shareholders’
returns; and ensures that the Group remains in a sound financial position.
The Group manages and makes adjustments to the capital structure as and when borrowings mature or as and when funding is required.
This may take the form of raising equity, market or bank debt or hybrids thereof. Opportunities in the market are also monitored closely to ensure that the most efficient funding solutions are implemented.
The Group monitors capital using the ratio of net debt/(cash) to adjusted earnings before interest, taxes, depreciation and amortisation
(EBITDA), but does not set absolute limits for this ratio.

Figures in million - SA rand	2024	2023	2022
Adjusted borrowings[1]	39,426	37,437	20,188
Adjusted cash and cash equivalents[2]	16,002	25,519	26,038
Net debt/(cash)[3]	23,424	11,918	(5,850)
Adjusted EBITDA[4]	13,088	20,556	41,111
Net debt/(cash) to adjusted EBITDA (ratio)[5]	1.79	0.58	(0.14)
1Adjusted borrowings are only those borrowings that have recourse to Sibanye-Stillwater. Adjusted borrowings, therefore, exclude the Burnstone Debt and include the derivative financial instrument relating to the US$ Convertible Bond, until it was derecognised on 26 June 2024
2Adjusted cash and cash equivalents exclude cash of Burnstone
3Net debt/(cash) represents borrowings and bank overdraft less cash and cash equivalents. Borrowings are only those borrowings that have recourse to Sibanye-Stillwater and, therefore, exclude the Burnstone Debt and include the derivative financial instrument relating to the US$ Convertible Bond, until it was derecognised on 26 June
2024. Net debt/(cash) excludes cash of Burnstone
4The adjusted EBITDA calculation is based on the definitions included in the facility agreements for compliance with the debt covenant formula, except for impact of new accounting standards and acquisitions, where the facility agreements allow the results from the acquired operations to be annualised. Adjusted EBITDA may not be comparable to similarly titled measures of other companies. Adjusted EBITDA is not a measure of performance under IFRS Accounting Standards and should be considered in addition to, and not as a substitute for, other measures of financial performance and liquidity
5Net debt/(cash) to adjusted EBITDA ratio is defined as net debt/(cash) as of the end of a reporting period divided by adjusted EBITDA of the 12 months ended on the same reporting date. Non-IFRS measures such as net debt/(cash) to adjusted EBITDA is presented for illustration purposes only, and because of its nature, net debt/(cash)
to adjusted EBITDA should not be considered as a representation of financial performance under IFRS Accounting Standards and should be considered in addition to, and not as a substitute for, other measures of financial performance and liquidity
Reconciliation of (loss)/profit before royalties, carbon tax and tax to adjusted EBITDA:

Figures in million - SA rand	2024	2023	2022
(Loss)/profit before royalties, carbon tax and tax	(3,669)	(38,794)	29,728
Adjusted for:
Amortisation and depreciation	8,810	10,012	7,087
Interest income	(1,337)	(1,369)	(1,203)
Finance expense	4,571	3,299	2,840
Share-based payments	251	113	218
(Gain)/loss on financial instruments	(5,433)	(235)	4,279
Loss/(gain) on foreign exchange differences	215	(1,973)	(616)
Share of results of equity-accounted investees after tax	(212)	1,174	(1,287)
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable	447	(45)	(71)
Gain on disposal of property, plant and equipment	(55)	(105)	(162)
Impairments/(reversal of impairments)	9,173	47,454	(6)
Onerous contract provision	(817)	1,865	—
Gain on acquisition	—	(898)	—
Cyber security costs	67	—	—
Provision for community costs post closure	24	—	—
Loss on deconsolidation of subsidiaries	—	—	308
Gain on remeasurement of previous interest in Kroondal	—	(298)	—
Gain on increase in equity-accounted investment	(2)	(5)	—
Restructuring costs	550	515	363
Transaction costs	851	474	152
IFRS 16 lease payments	(244)	(263)	(163)
Profit on sale of Lonmin Canada	—	—	(145)
Compensation for losses incurred	(26)	—	—
Occupational healthcare gain	(76)	(365)	(211)
Adjusted EBITDA	13,088	20,556	41,111